Segmented information	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Segmented information [Text Block]
17.	Segmented information

Operating segments

The Company operates in a single reportable operating segment – the acquisition, exploration and development of mineral properties.

Geographic segments

All of the Company's assets are located in Canada.